Net fee and commission income (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net fee And Commission Income [Line Items]
Underwriting Fees	$ 679	$ 471
M&A and corporate finance fees	497	470
Brokerage fees	3,453	2,637
Portfolio management, investment fund and related services fees	10,522	9,408
Other	1,592	1,474
Total fee and commission income	16,743	14,459
Fee and commission expense	1,516	1,303
Net fee and commission income	15,227	13,156
Brokerage expense	208	168
of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income	9,940	8,752
of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income	1,694	1,503
of which: Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income	2,064	1,923
of which: Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income	3,011	2,234
of which: Non-core and Legacy
Net fee And Commission Income [Line Items]
Total fee and commission income	4	30
of which: Group Items
Net fee And Commission Income [Line Items]
Total fee and commission income	30	18
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	10,526	9,368
Net fee and commission income	9,780	8,737
of which: recurring | of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Net fee and commission income	7,328	6,626
of which: recurring | of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Net fee and commission income	900	702
of which: recurring | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	1,420	1,350
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	6,176	5,019
Net fee and commission income	5,406	4,350
of which: transaction-based | of which: Global Wealth Management
Net fee And Commission Income [Line Items]
Net fee and commission income	2,114	1,706
of which: transaction-based | of which: Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Net fee and commission income	696	663
of which: transaction-based | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	17	27
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	42	73
Net fee and commission income	42	69
of which: performance-based | of which: Asset Management
Net fee And Commission Income [Line Items]
Net fee and commission income	$ 42	$ 69